RELATED PARTY TRANSACTIONS AND BALANCES (Details)	1 Months Ended			12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Jun. 30, 2019 shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Repayments of related party debt				¥ 2,631,400	$ 381,517	¥ 6,378,690	¥ 42,545,136
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
RELATED PARTY TRANSACTIONS AND BALANCES
Common Stock, Shares Subscribed but Unissued | shares			3,444,882
Percentage of equity interest			9.90%
Chief Executive Officer
RELATED PARTY TRANSACTIONS AND BALANCES
Repayments of related party debt				2,600,000	$ 400,000	6,400,000
Loan from related party						0	¥ 0
Amount due to related party				11,500,000		14,100,000		$ 1,700,000
ZTE9 network technology Co., Ltd., Wuxi ("ZTE9")
RELATED PARTY TRANSACTIONS AND BALANCES
Repayments of related party debt	¥ 1,000,000.0	$ 100,000
Revenue from related party				¥ 0		¥ 0